Personnel Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details of personnel expenses by function:
Cost of sales	€ 988,689	€ 810,512	€ 731,192
Research and development	106,472	93,817	90,495
Selling, general & administration expenses	382,472	345,224	323,880
Total personnel expenses	1,477,633	1,249,553	1,145,567
Details by nature:
Wages and salaries	1,178,527	1,000,682	917,810
Contributions to pension plans (see note 29)	29,941	21,363	20,347
Other social charges	28,785	29,055	27,679
Social Security	240,380	198,453	179,731
Total personnel expenses	€ 1,477,633	€ 1,249,553	€ 1,145,567